Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling Expenses [Abstract]
Schedule of Selling Expenses
	For the years ended December 31,
	2025	2024	2023
Commission paid	$268,733	$169,422	$144,476
Consulting expenses	268,931	4,974,139	1,485,807
Employee compensation and benefits	124,405	112,450	105,987
Entertainment expenses	207,226	227,284	247,713
Freight charges	716,356	675,134	592,053
Other expenses	220,541	184,322	133,340
	$1,806,192	$6,342,751	$2,709,376